Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued Liabilities and Other Payables
Customer deposits on NetEase Pay accounts	¥ 3,268,237		¥ 3,113,107
Marketing expenses and promotion materials	3,063,280		2,046,559
Content cost	1,432,706		1,703,218
Accrued fixed assets related payables	1,027,401		635,566
Accrued revenue sharing	969,903		1,032,559
Professional fees and technical charges	789,955		595,491
Administrative expenses and other staff related cost	448,926		414,214
Deferred government grants	356,239		179,961
Acquisition considerations	204,229		203,584
Server and bandwidth service fees	196,202		246,243
Customer refund for licensed games	97,301		283,763
Accrued freight and warehousing charge	83,902		105,356
Others	732,625		562,401
Total accrued liabilities and other payables	¥ 12,670,906	$ 1,784,660	¥ 11,122,022